Bonds Payable - Summary of Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 14,967,630	$ 477,132	$ 32,976,164
Less: current portion of bonds payable	3,499,748	111,564	14,997,976
Noncurrent portion	11,467,882	365,568	17,978,188
Cost [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	14,637,581	466,611	32,717,010
Cost [member] | Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,500,000	111,572	3,500,000
Cost [member] | Repayable at maturity in April 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable			10,000,000
Cost [member] | Repayable at maturity in August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable			5,000,000
Cost [member] | Repayable at maturity in August 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	63,755	2,000,000
Cost [member] | Repayable at maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	9,137,581	291,284	12,217,010
Premiums on bonds payable [member]
Disclosure of detailed information about borrowings [line items]
Add: premiums on bonds payable	$ 330,049	$ 10,521	$ 259,154